Note 1 - Basis of Presentation and General Information (Details Textual)								6 Months Ended	12 Months Ended
	May 31, 2017 $ / shares shares	Dec. 05, 2016 $ / shares shares	May 13, 2015 $ / shares shares	Jan. 21, 2014 $ / shares shares	Aug. 07, 2013 $ / shares shares	Oct. 19, 2012 $ / shares shares	Mar. 27, 2012 $ / shares shares	Jun. 30, 2017 $ / shares shares	Jun. 30, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 shares
Number of Vessels								54	54	53
Carrying Capacity of Vessels at Period End (TEU)								323,407	323,407	314,423
Number of Subsidiaries								67	67
Common Stock, Shares, Outstanding | shares	105,840,848							105,990,448	105,990,448
MARSHALL ISLANDS
Number of Subsidiaries								5	5
Konstantakopoulos Family [Member]
Percentage Ownership								53.80%	53.80%
Common Stock Issued to Costamare Shipping Company S.A. [Member]
Stock Issued During Period, Shares, New Issues | shares											448,800
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, New Issues | shares								299,200		598,400	149,600
Common Stock Issued for Dividend Reinvestment Plan [Member]
Common Stock, Par or Stated Value Per Share								$ 0.0001	$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, New Issues | shares								1,766,367	4,194,448	2,428,081
Series B Preferred Stock [Member]
Preferred Stock, Shares Issued | shares					2,000,000
Preferred Stock, Dividend Rate, Percentage					7.625%
Preferred Stock, Par or Stated Value Per Share					$ 0.0001
Sale of Stock, Price Per Share					$ 25
Series C Preferred Stock [Member]
Preferred Stock, Shares Issued | shares				4,000,000
Preferred Stock, Dividend Rate, Percentage				8.50%
Preferred Stock, Par or Stated Value Per Share				$ 0.0001
Sale of Stock, Price Per Share				$ 25
Series D Preferred Stock [Member]
Preferred Stock, Shares Issued | shares			4,000,000
Preferred Stock, Dividend Rate, Percentage			8.75%
Preferred Stock, Par or Stated Value Per Share			$ 0.0001
Sale of Stock, Price Per Share			$ 25
Follow On Offering [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Sale of Stock, Price Per Share	$ 7.10	$ 6				$ 14	$ 14.10
Stock Issued During Period, Shares, New Issues | shares	13,500,000	12,000,000				7,000,000	7,500,000